JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

September 24, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of
the JPMorgan SmartRetirement Blend Funds listed in Appendix A
(the “Funds”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the Select Class, Class R5 and Class R6 Shares prospectuses for the Funds dated June 12, 2012, as supplemented August 31, 2012. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated August 31, 2012 for the Funds.

Please contact the undersigned at 614-901-1410 if you have any questions concerning this filing.

Very truly yours,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

cc: Vincent Di Stefano

Appendix A

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase